Consolidated Investment Portfolioas of June 30, 2025 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 77.2%
Communication Services 1.7%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,214,896	47,220,350
China Tower Corp. Ltd. “H” 144A	17,712,800	25,359,866
		72,580,216
Consumer Staples 1.0%
Food Products
Bunge Global SA	57,275	4,598,037
Darling Ingredients, Inc.*	452,391	17,163,715
Ingredion, Inc.	148,800	20,180,256
		41,942,008
Energy 13.2%
Oil, Gas & Consumable Fuels
ARC Resources Ltd.	718,400	15,146,146
Canadian Natural Resources Ltd.	636,700	20,011,573
Coterra Energy, Inc.	356,885	9,057,741
Diamondback Energy, Inc.	140,380	19,288,212
DT Midstream, Inc.	433,340	47,628,399
Enbridge, Inc.	1,486,936	67,426,692
Expand Energy Corp.	84,600	9,893,124
Exxon Mobil Corp.	369,870	39,871,986
Gazprom PJSC (ADR)* (a)	1,013,306	0
Keyera Corp.	906,284	29,642,658
LUKOIL PJSC ** (a)	91,202	0
ONEOK, Inc.	457,410	37,338,378
Pembina Pipeline Corp.	1,079,989	40,550,643
Petroleo Brasileiro SA - Petrobras (ADR)	728,956	9,119,240
Shell PLC	1,471,258	51,426,521
Targa Resources Corp.	48,515	8,445,491
TC Energy Corp. (b)	487,500	23,799,523
TotalEnergies SE	324,100	19,851,012
Venture Global, Inc. “A” (b)	746,791	11,635,004
Williams Companies, Inc.	1,452,023	91,201,565
		551,333,908
Health Care 0.2%
Health Care Providers & Services
Chartwell Retirement Residences (Units) (b)	661,000	9,023,675
Industrials 8.1%
Commercial Services & Supplies 2.2%
GFL Environmental, Inc.	1,152,059	58,132,897
Waste Connections, Inc.	190,338	35,539,911
		93,672,808

Construction & Engineering 2.5%
Eiffage SA	165,109	23,209,847
Vinci SA	539,183	79,545,700
		102,755,547
Ground Transportation 1.0%
Norfolk Southern Corp.	165,611	42,391,448
Transportation Infrastructure 2.4%
Aena SME SA 144A	470,790	12,568,860
Fraport AG Frankfurt Airport Services Worldwide* (b)	222,846	16,786,993
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	122,026	28,019,610
Transurban Group (Units)	4,694,400	43,174,447
		100,549,910
Materials 8.2%
Chemicals 2.1%
Corteva, Inc.	498,816	37,176,756
Mosaic Co.	506,324	18,470,700
Nutrien Ltd. (b)	565,066	32,926,739
		88,574,195
Containers & Packaging 0.5%
Smurfit WestRock PLC	518,216	22,361,020
Metals & Mining 4.4%
Alcoa Corp.	55,887	1,649,225
Anglogold Ashanti PLC	217,000	9,888,690
Antofagasta PLC	876,000	21,796,096
Capstone Copper Corp.*	1,516,898	9,312,478
First Quantum Minerals Ltd.*	539,900	9,590,733
Glencore PLC*	4,319,791	16,846,449
Gold Fields Ltd. (ADR)	695,200	16,455,384
Ivanhoe Mines Ltd. “A”*	1,640,285	12,322,464
Newmont Corp.	403,700	23,519,562
Northern Star Resources Ltd.	809,000	9,983,112
Rio Tinto PLC	365,880	21,329,239
Steel Dynamics, Inc.	126,900	16,244,469
Vale SA (ADR)	1,309,655	12,716,750
		181,654,651
Paper & Forest Products 1.2%
Mondi PLC	961,984	15,713,945
Stora Enso Oyj “R”	1,164,889	12,653,625
UPM-Kymmene Oyj	584,700	15,958,831
West Fraser Timber Co., Ltd.	100,700	7,384,543
		51,710,944
Real Estate 32.3%
Diversified REITs 2.5%
Activia Properties, Inc.	11,663	9,922,239
British Land Co. PLC	2,816,207	14,520,260
Essential Properties Realty Trust, Inc.	766,815	24,469,067
GPT Group	3,922,000	12,506,389
KDX Realty Investment Corp.	13,950	15,113,209
Mori Trust Reit, Inc.	31,790	15,224,548
Stockland	3,501,000	12,356,117
		104,111,829

Health Care REITs 1.8%
American Healthcare REIT, Inc.	445,548	16,369,433
Ventas, Inc.	428,000	27,028,200
Welltower, Inc.	209,364	32,185,528
		75,583,161
Hotel & Resort REITs 0.1%
Invincible Investment Corp.	9,620	4,135,489
Industrial REITs 4.1%
CapitaLand Ascendas REIT	12,299,100	25,979,849
EastGroup Properties, Inc.	129,720	21,678,806
First Industrial Realty Trust, Inc.	352,658	16,973,429
Goodman Group	973,231	21,970,443
Industrial & Infrastructure Fund Investment Corp.	13,421	11,320,779
Mapletree Logistics Trust	17,351,700	16,150,755
Mitsui Fudosan Logistics Park, Inc.	26,456	19,193,775
Nippon Prologis REIT, Inc.	10,456	5,778,684
Prologis, Inc.	252,350	26,527,032
Segro PLC	875,722	8,170,512
		173,744,064
Office REITs 0.4%
Dexus	2,117,800	9,293,461
Hudson Pacific Properties, Inc. *	3,101,120	8,497,069
		17,790,530
Real Estate Management & Development 4.8%
CapitaLand Investment Ltd.	7,316,100	15,279,872
Catena AB	188,000	9,598,376
CTP NV 144A	948,020	19,943,316
Fastighets AB Balder “B”*	2,898,218	21,551,046
Mitsubishi Estate Co., Ltd.	1,634,100	30,665,391
PSP Swiss Property AG (Registered)	116,200	21,429,884
Sumitomo Realty & Development Co., Ltd.	456,300	17,604,098
Sun Hung Kai Properties Ltd.	1,958,000	22,537,390
Vonovia SE	863,612	30,513,535
Wihlborgs Fastigheter AB	928,522	10,031,404
		199,154,312
Residential REITs 3.4%
American Homes 4 Rent “A”	433,517	15,636,958
Equity Residential	287,900	19,430,371
Essex Property Trust, Inc.	102,470	29,039,998
Independence Realty Trust, Inc.	585,962	10,365,668
Mid-America Apartment Communities, Inc.	256,470	37,960,124
Sun Communities, Inc.	139,916	17,697,975
UNITE Group PLC	993,226	11,557,037
		141,688,131
Retail REITs 4.0%
Agree Realty Corp. (b)	305,328	22,307,264
Brixmor Property Group, Inc.	650,300	16,933,812
Choice Properties Real Estate Investment Trust (b)	1,066,000	11,640,477
First Capital Real Estate Investment Trust (b)	641,000	8,543,529
Frasers Centrepoint Trust	6,051,600	10,861,496
Klepierre SA	257,310	10,141,512
Link REIT	5,926,741	31,700,232
Simon Property Group, Inc.	277,458	44,604,148
Unibail-Rodamco-Westfield *	99,208	9,513,465
		166,245,935

Specialized REITs 11.2%
American Tower Corp.	648,126	143,248,809
Big Yellow Group PLC	348,816	4,843,234
Crown Castle, Inc.	286,634	29,445,911
CubeSmart	368,027	15,641,148
Digital Realty Trust, Inc.	219,622	38,286,703
EPR Properties	209,300	12,193,818
Equinix, Inc.	85,488	68,003,139
Iron Mountain, Inc.	324,816	33,316,377
Public Storage	194,405	57,042,315
SBA Communications Corp.	134,424	31,568,132
Smartstop Self Storage REIT, Inc. (b)	490,721	17,778,822
VICI Properties, Inc.	568,051	18,518,463
		469,886,871
Utilities 12.5%
Electric Utilities 4.4%
Exelon Corp.	1,317,474	57,204,721
PG&E Corp.	3,924,649	54,709,607
Pinnacle West Capital Corp.	233,480	20,889,456
Redeia Corp. SA (b)	1,650,194	35,297,124
Terna - Rete Elettrica Nazionale	1,676,999	17,227,000
		185,327,908
Gas Utilities 2.2%
Atmos Energy Corp.	249,556	38,459,075
ENN Energy Holdings Ltd.	2,255,900	18,167,807
Hong Kong & China Gas Co., Ltd.	13,884,000	11,682,192
Kunlun Energy Co., Ltd.	7,153,000	6,953,818
Tokyo Gas Co., Ltd.	542,530	18,048,475
		93,311,367
Multi-Utilities 4.4%
CenterPoint Energy, Inc.	1,099,757	40,405,072
Consolidated Edison, Inc.	51,700	5,188,095
National Grid PLC	5,035,091	73,685,427
NiSource, Inc.	1,542,406	62,220,658
		181,499,252
Water Utilities 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	698,570	15,347,583
Pennon Group PLC	1,871,600	12,854,132
Severn Trent PLC	888,103	33,337,842
		61,539,557
Total Common Stocks (Cost $2,774,909,569)		3,232,568,736

	Principal Amount ($)	Value ($)

Government & Agency Obligations 20.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	28,976,876	20,985,790
1.375% , 2/15/2044	24,983,742	20,970,538

U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	65,369,560	60,152,198
0.25% , 7/15/2029	63,325,241	60,809,420
0.375% , 1/15/2027	42,249,822	41,672,265
0.375% , 7/15/2027	61,161,173	60,333,027
0.625% , 7/15/2032	54,251,173	50,601,418
0.875% , 1/15/2029	53,052,157	52,227,019
1.375% , 7/15/2033	43,747,317	42,482,260
U.S. Treasury Notes:
0.25% , 8/31/2025	170,000,000	168,808,008
0.25% , 9/30/2025	127,500,000	126,226,660
0.375% , 11/30/2025	42,500,000	41,817,261
4.75% , 7/31/2025	110,000,000	110,029,468
Total Government & Agency Obligations (Cost $858,904,995)		857,115,332

	Shares	Value ($)

Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $162,964,306)	162,964,306	162,964,306

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $74,404,083)	74,404,083	74,404,083

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,871,182,953)	103.4	4,327,052,457
Other Assets and Liabilities, Net	(3.4)	(142,082,793)
Net Assets	100.0	4,184,969,664
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 3/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
82,017,750	80,946,556 (e)	—	—	—	407,140	—	162,964,306	162,964,306
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (c)
117,620,412	573,490,302	616,706,631	—	—	580,953	—	74,404,083	74,404,083
199,638,162	654,436,858	616,706,631	—	—	988,093	—	237,368,389	237,368,389

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $156,859,562, which is 3.7% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil	USD	7/31/2025	448	27,162,717	29,899,520	2,736,803
Coffee	USD	9/18/2025	46	5,927,277	5,176,725	(750,552)
Copper	USD	9/26/2025	229	28,117,530	29,097,312	979,782
Corn	USD	12/12/2025	537	11,752,569	11,424,675	(327,894)
Corn	USD	9/12/2025	406	8,567,440	8,307,775	(259,665)
Gold 100 oz.	USD	8/27/2025	126	43,085,644	41,677,020	(1,408,624)
Gold 100 oz.	USD	12/29/2025	239	80,558,704	80,373,310	(185,394)
Kansas City HRW Wheat	USD	9/12/2025	311	8,469,092	8,190,963	(278,129)
Lean Hogs	USD	10/14/2025	136	5,183,864	5,026,560	(157,304)
Lean Hogs	USD	8/14/2025	352	15,104,630	15,136,000	31,370
Live Cattle	USD	8/29/2025	98	8,202,271	8,383,900	181,629
Live Cattle	USD	10/31/2025	125	10,372,517	10,508,750	136,233
LME Copper	USD	12/15/2025	109	26,006,538	26,830,350	823,812
LME Nickel	USD	7/14/2025	186	16,380,989	16,806,737	425,748
LME Nickel	USD	9/15/2025	223	20,604,685	20,332,021	(272,664)
LME Primary Aluminium	USD	7/14/2025	734	43,522,957	47,669,630	4,146,673
LME Primary Aluminium	USD	9/15/2025	338	20,789,641	21,970,507	1,180,866
LME Zinc	USD	7/14/2025	61	3,918,200	4,192,576	274,376
Natural Gas	USD	8/27/2025	956	36,127,257	33,364,400	(2,762,857)
NY Harbor ULSD	USD	8/29/2025	80	7,041,710	7,566,048	524,338
Silver	USD	9/26/2025	229	41,974,304	41,416,940	(557,364)
Soybean	USD	11/14/2025	442	22,607,924	22,696,700	88,776
Soybean Oil	USD	12/12/2025	558	15,821,988	17,660,700	1,838,712
Sugar No. 11	USD	9/30/2025	685	12,837,252	12,428,640	(408,612)
Wheat	USD	9/12/2025	154	4,237,387	4,144,525	(92,862)
WTI Crude	USD	8/20/2025	501	30,181,039	31,988,850	1,807,811
Total					562,271,134	7,715,008

At June 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel	USD	7/14/2025	186	17,155,013	16,806,737	348,276
LME Primary Aluminium	USD	7/14/2025	734	44,601,628	47,669,630	(3,068,002)
LME Zinc	USD	7/14/2025	61	3,944,517	4,192,576	(248,059)
Total					68,668,943	(2,967,785)
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2025, the Fund held $493,841,374 in the Subsidiary, representing 11.2% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$72,580,216	$—	$72,580,216
Consumer Staples	41,942,008	—	—	41,942,008
Energy	480,056,375	71,277,533	0	551,333,908
Health Care	9,023,675	—	—	9,023,675
Industrials	164,083,866	175,285,847	—	339,369,713
Materials	230,019,513	114,281,297	—	344,300,810
Real Estate	872,932,525	479,407,797	—	1,352,340,322
Utilities	294,424,267	227,253,817	—	521,678,084
Government & Agency Obligations	—	857,115,332	—	857,115,332
Short-Term Investments (a)	237,368,389	—	—	237,368,389
Derivatives (b)
Futures Contracts	15,525,205	—	—	15,525,205
Total	$2,345,375,823	$1,997,201,839	$0	$4,342,577,662

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(10,777,982)	$—	$—	$(10,777,982)
Total	$(10,777,982)	$—	$—	$(10,777,982)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRAF-PH1